Non-Controlling Interests	12 Months Ended
Dec. 31, 2016
Noncontrolling Interest [Abstract]
Non-Controlling Interests
Non-Controlling Interests

Non-controlling interests’ share of equity in the accompanying consolidated balance sheets was $357.0 million and $348.5 million at December 31, 2016 and 2015, respectively. At December 31, 2016 the Company’s material non-controlling interests were as follows:

Name of subsidiary	% Ownership held by the Company
Lotterie Nazionali S.r.l.	64.00%
Northstar New Jersey Lottery Group, LLC	82.31%

Lotterie Nazionali S.r.l. (“LN”) is a majority-owned subsidiary that holds an instant ticket concession license in Italy.

Northstar New Jersey Lottery Group, LLC (“Northstar NJ”), is a consolidated joint venture which is party to an Agreement with the State of New Jersey, Department of the Treasury, Division of Purchase and Property and Division of Lottery (the “Division of Lottery”) where Northstar NJ manages a wide range of the Division of Lottery’s marketing, sales, and related functions.